Northern Lights Fund Trust

7Twelve Balanced Fund

Incorporated herein by reference is the definitive version of the prospectus for the 7Twelve Balanced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 16, 2011 (SEC Accession No. 0000910472-11-000171).